united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Reports to Stockholders.

KCM Macro Trends Fund

Semi-Annual Report
October 31, 2017

1-877-275-5599
www.KCMTX.com.

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

KCM Macro Trends Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

Annualized Total Returns as of October 31, 2017

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (August 4, 2008)	Annualized Since Inception (March 20, 2017)
KCM Macro Trends Fund - Class R-1*	10.78%	21.69%	6.71%	10.98%	6.58%	N/A
KCM Macro Trends Fund – Class Institutional**	10.78%	N/A	N/A	N/A	N/A	11.04%
HFRX Equity Hedge Index***	4.32%	9.69%	1.91%	3.71%	(0.20)%	4.92%

*	Class R-1 commenced operations on August 4, 2008.

**	Class Institutional commenced operations on March 20, 2017.

***	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s total gross annual operating expenses, including the expenses of investing in underlying funds, are 1.65% for Class R-1 and 1.40% for Class Institutional per the prospectus dated August 28, 2017. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of fund shares. For performance information current to the most recent month-end, please call 1-877-275-5599.

^	Based on total portfolio market value as of October 31, 2017.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

KCM Macro Trends Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

October 31, 2017

Shares	Security	Value
	COMMON STOCK - 88.2%
	AEROSPACE/DEFENSE - 2.5%
19,650	United Technologies Corp.	$2,353,284

	Apparel - 5.0%
51,100	NIKE, Inc.	2,809,989
20,100	Ralph Lauren Corp.	1,797,543
		4,607,532
	BANKS - 7.1%
14,150	Banco Macro SA - ADR	1,781,768
67,350	Banco Santander Brasil SA - ADR	585,271
5,950	Goldman Sachs Group, Inc.	1,442,756
16,950	Grupo Financiero Galicia SA - ADR	930,555
18,550	JPMorgan Chase & Co.	1,866,315
		6,606,665
	CHEMICALS - 4.6%
9,850	CSW Industrials, Inc. *	483,143
19,400	DowDuPont, Inc.	1,402,814
10,200	KMG Chemicals, Inc.	562,326
17,400	LyondellBasell Industries NV	1,801,422
		4,249,705
	COMMERCIAL SERVICES - 9.3%
9,900	CorVel Corp. *	594,000
12,800	Moody’s Corp.	1,822,848
12,650	New Oriental Education & Technology Group, Inc. - ADR	1,052,986
40,700	Robert Half International, Inc.	2,107,039
12,100	S&P Global, Inc.	1,893,287
11,050	SP Plus Corp. *	428,188
25,800	TAL Education Group - ADR	709,500
		8,607,848
	COMPUTERS - 7.0%
9,200	Apple, Inc.	1,555,168
18,200	International Business Machines Corp.	2,803,892
8,800	TeleTech Holdings, Inc.	366,520
20,250	Western Digital Corp.	1,807,718
		6,533,298
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
30,050	American Express Co.	2,870,376
11,700	KB Financial Group, Inc. - ADR	614,367
		3,484,743
	ENVIRONMENTAL CONTROL - 0.4%
20,550	Heritage-Crystal Clean, Inc. *	401,752

	FOOD - 2.1%
26,550	Tyson Foods, Inc.	1,935,761

	HEALTHCARE-PRODUCTS - 1.0%
680	Atrion Corp.	447,202
24,300	Lantheus Holdings, Inc. *	483,570
		930,772

See accompanying notes to financial statements.

KCM Macro Trends Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2017

Shares	Security	Value
	COMMON STOCK - 88.2% (Continued)
	HEALTHCARE-SERVICES - 8.6%
12,900	Aetna, Inc.	$2,193,387
9,000	Anthem, Inc.	1,882,890
19,350	Centene Corp. *	1,812,515
10,100	UnitedHealth Group, Inc.	2,123,222
		8,012,014
	INSURANCE - 3.8%
23,500	Lincoln National Corp.	1,780,830
20,800	Torchmark Corp.	1,749,904
		3,530,734
	INTERNET - 0.9%
8,400	Criteo SA * - ADR	350,868
22,300	XO Group, Inc. *	445,108
		795,976
	INVESTMENT COMPANIES - 0.4%
62,850	TICC Capital Corp.	400,983

	IRON/STEEL - 1.5%
6,050	POSCO - ADR	441,529
30,450	Ternium SA - ADR	944,255
		1,385,784
	LEISURE TIME - 1.1%
6,900	Johnson Outdoors, Inc.	518,949
22,700	MCBC Holdings, Inc. *	519,149
		1,038,098
	LODGING - 1.8%
12,800	China Lodging Group Ltd. * - ADR	1,713,792

	MACHINERY - CONSTRUCTION & MINING - 3.7%
25,600	Caterpillar, Inc.	3,476,480

	MACHINERY - DIVERSIFIED - 0.6%
4,550	Kadant, Inc.	516,880

	MINING - 1.8%
120,550	Freeport-McMoRan, Inc. *	1,685,289

	MISCELLANEOUS MANUFACTURING - 0.6%
4,700	Chase Corp.	558,125

	OFFICE FURNISHINGS - 0.5%
21,900	Kimball International, Inc.	419,823

	OIL & GAS - 0.6%
1,300	Texas Pacific Land Trust	529,386

	PHARMACEUTICALS - 1.7%
18,450	Grifols SA - ADR	436,342
20,250	Merck & Co., Inc.	1,115,573
		1,551,915
	REAL ESTATE - 0.9%
6,800	RE/MAX Holdings, Inc.	452,200
7,300	RMR Group, Inc.	382,885
		835,085

See accompanying notes to financial statements.

KCM Macro Trends Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2017

Shares	Security	Value
	COMMON STOCK - 88.2% (Continued)
	RETAIL - 6.8%
21,950	Citi Trends, Inc.	$477,632
8,100	McDonald’s Corp.	1,351,971
13,700	PVH Corp.	1,737,297
20,900	Ross Stores, Inc.	1,326,941
16,400	Wal-Mart Stores, Inc.	1,431,884
		6,325,725
	SEMICONDUCTORS - 3.2%
4,050	ASML Holding NV	732,037
42,250	Micron Technology, Inc. *	1,872,097
9,500	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	402,135
		3,006,269
	SOFTWARE - 2.1%
9,350	Appfolio, Inc. *	429,165
9,550	Momo, Inc. * - ADR	290,989
2,800	NetEase, Inc. - ADR	789,376
3,800	SAP SE - ADR	433,960
		1,943,490
	TELECOMMUNICATIONS - 4.9%
79,450	Cisco Systems, Inc.	2,713,218
29,450	Mobile TeleSystems PJSC - ADR	312,464
5,500	Nice Ltd. - ADR	458,205
22,000	SK Telecom Co Ltd. - ADR	575,080
13,850	Telecom Argentina SA * - ADR	451,648
		4,510,615
	TOTAL COMMON STOCK (Cost - $73,084,427)	81,947,823

	EXCHANGE-TRADED FUNDS - 9.6%
	EQUITY FUNDS
38,500	Consumer Discretionary Select Sector SPDR Fund ETF	3,541,615
85,100	Technology Select Sector SPDR Fund	5,357,045
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $8,495,716)	8,898,660

	SHORT-TERM INVESTMENTS - 2.3%
2,112,317	Short-Term Investments Trust - Liquid Assets Portfolio - Cash Management Class, 0.99%**	2,112,317
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,112,317)

	TOTAL INVESTMENTS - 100.1% (Cost - $83,692,460) (a)	$92,958,800
	OTHER ASSETS LESS LIABILITIES - (0.1)%	(61,016)
	NET ASSETS - 100.0%	$92,897,784

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*	- Non-income producing security.

**	- Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $83,561,015 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,018,977
Unrealized depreciation	(621,192)
Net unrealized appreciation	$9,397,785

See accompanying notes to financial statements.

KCM Macro Trends Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

For the Six Months Ended October 31, 2017

ASSETS
Investment securities:
At cost	$83,692,460
At value	92,958,800
Receivable for securities sold	4,933,741
Receivable for Fund shares sold	16,082
Dividends and interest receivable	57,454
Prepaid expenses and other assets	44,693
TOTAL ASSETS	98,010,770

LIABILITIES
Payable for investments purchased	4,964,908
Fund shares repurchased	8,793
Investment advisory fees payable	79,641
Payable to Related Parties	2,963
Distribution (12b-1) fees payable	53,309
Accrued expenses and other liabilities	3,372
TOTAL LIABILITIES	5,112,986
NET ASSETS	$92,897,784

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$73,182,734
Accumulated net investment income	193,374
Accumulated net realized gain from security transactions	10,255,336
Net unrealized appreciation of investments	9,266,340
NET ASSETS	$92,897,784

Class R-1
Net Assets	$92,897,767
Shares of beneficial interest outstanding	6,551,129

Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$14.18

Class Institutional
Net Assets	$17
Shares of beneficial interest outstanding	1

Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$14.47	(a)

(a)	Net asset value may not recalculate due to rounding.

See accompanying notes to financial statements.

KCM Macro Trends Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended October 31, 2017

INVESTMENT INCOME
Dividends (less $11,210 in foreign taxes)	$737,048
Interest	9,506
TOTAL INVESTMENT INCOME	746,554

EXPENSES
Investment advisory fees	417,734
Distribution (12b-1) fees:
Class R-1	104,433
Administrative services fees	44,294
Accounting services fees	17,932
Transfer agent fees	12,602
Registration fees	12,098
Professional fees	8,067
Legal fees	6,050
Audit fees	9,881
Printing and postage expenses	6,554
Trustees’ fees and expenses	5,042
Custodian fees	5,042
Insurance expense	1,512
Other expenses	1,008
TOTAL EXPENSES	652,249

NET EXPENSES	652,249

NET INVESTMENT INCOME	94,305

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain from security transactions and foreign currencies	4,770,659
Net change in unrealized appreciation of investments	3,867,763
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	8,638,422

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,732,727

See accompanying notes to financial statements.

KCM Macro Trends Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
FROM OPERATIONS
Net investment income	$94,305	$255,220
Net realized gain from security transactions	4,770,659	5,909,793
Net change in unrealized appreciation of investments	3,867,763	4,803,881
Net increase in net assets resulting from operations	8,732,727	10,968,894

DISTRIBUTIONS TO SHAREHOLDERS
Class R-1:
From net investment income ($0.00 and $0.00 per share, respectively)	—	—
From net capital gains ($0.00 and $0.44 per share, respectively)	—	(2,787,173)
Class R-2:
From net capital gains ($0.00 and $0.44 per share, respectively)	—	(5,373)
Net decrease in net assets from distributions to shareholders	—	(2,792,546)

FROM SHARES OF BENEFICIAL INTEREST
Class R-1:
Proceeds from shares sold	10,686,676	9,160,381
Reinvestment of dividends	—	2,747,481
Shares transferred from R-2	—	139,152
Payments for shares redeemed	(8,520,676)	(21,510,169)
Net increase (decrease) in net assets from shares of beneficial interest	2,166,000	(9,463,155)
Class R-2 (a):
Proceeds from shares sold	—	82,000
Reinvestment of dividends	—	5,373
Shares transferred to R-1	—	(139,152)
Payments for shares redeemed	—	(13,659)
Net decrease in net assets from shares of beneficial interest	—	(65,438)
Class Institutional (b):
Proceeds from shares sold	—	28
Payments for shares redeemed	—	(13)
Net increase in net assets from shares of beneficial interest	—	15

Net increase (decrease) in net assets from shares of beneficial interest	2,166,000	(9,528,578)

TOTAL INCREASE IN NET ASSETS	10,898,727	(1,352,230)

NET ASSETS
Beginning of Period	81,999,057	83,351,287
End of Period *	$92,897,784	$81,999,057
* Includes accumulated net investment income of:	$193,374	$99,069

(a)	Class R-2 closed on April 7, 2017

(b)	Institutional Class of the KCM Macro Trends Fund commenced operations March 20, 2017.

See accompanying notes to financial statements.

KCM Macro Trends Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
SHARE ACTIVITY
Class R-1
Shares Sold	803,942	744,238
Shares Reinvested	—	223,736
Shares transferred from R-2	—	11,009
Shares Redeemed	(660,705)	(1,775,270)
Net increase (decrease) in shares of beneficial interest outstanding	143,237	(796,287)

Class R-2 (a)
Shares Sold	—	6,865
Shares Reinvested	—	461
Shares transferred to R-1	—	(11,625)
Shares Redeemed	—	(1,151)
Net decrease in shares of beneficial interest outstanding	—	(5,450)

Class Institutional (b)
Shares Sold	—	2
Shares Reinvested	—	—
Shares Redeemed	—	(1)
Net increase in shares of beneficial interest outstanding	—	1

(a)	Class R-2 closed on April 7, 2017

(b)	Institutional Class of the KCM Macro Trends Fund commenced operations March 20, 2017.

See accompanying notes to financial statements.

KCM Macro Trends Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class R-1
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2017		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013
	(Unaudited)
Net asset value, beginning of period	$12.80		$11.56	$12.57	$12.63	$12.12	$10.94
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.04	(0.04)	(0.06)	(0.09)	0.03
Net realized and unrealized gain (loss) on investments	1.35		1.64	(0.90)	1.07	1.92	1.17
Total from investment operations	1.38		1.68	(0.94)	1.01	1.83	1.20
Less distributions from:
Net investment income	—		—	(0.02)	(0.05)	(0.03)	(0.02)
Net realized gains	—		(0.44)	(0.05)	(1.02)	(1.29)	—
Total distributions	—		(0.44)	(0.07)	(1.07)	(1.32)	(0.02)
Net asset value, end of period	$14.18		$12.80	$11.56	$12.57	$12.63	$12.12
Total return (2)	10.78	% (5)	14.70%	-7.50%	8.22%	15.38%	11.02%
Net assets, end of period (000s)	$92,898		$81,999	$83,291	$93,253	$78,660	$60,395
Ratio of expenses to average net assets (3)	1.56	% (6)	1.62%	1.55%	1.55%	1.59%	1.60%
Ratio of net investment (loss) to average net assets (4)	0.44	% (6)	0.31%	(0.30)%	(0.45)%	(0.71)%	0.26%
Portfolio Turnover Rate	276	% (5)	318%	437%	272%	272%	240%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assume reinvestment of all dividends and distributions if any

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized

See accompanying notes to financial statements.

KCM Macro Trends Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Institutional Class
	For the Six Months	For the Period
	Ended	Ended
	October 31, 2017	April 30, 2017 (1)
	(Unaudited)
Net asset value, beginning of period	$12.80	$12.77
Activity from investment operations:
Net investment loss (2)	—	— *
Net realized and unrealized loss on investments	1.67	0.03
Total from investment operations	1.67	0.03
Net asset value, end of period	$14.47	$12.80
Total return (5)	10.78%	0.23%
Net assets, end of period (7)	$17	$15
Ratio of expenses to average net assets (3)(6)	1.37%	1.37%
Ratio of net investment income to average net assets (4)(6)	0.00%	0.00%
Portfolio Turnover Rate (5)	276%	318%

*	Amount represents less than $0.005 per share.

(1)	Institutional Class of the KCM Macro Trends Fund commenced operations on March 20, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized

(7)	Amount is actual; not presented in thousands

See accompanying notes to financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2017

1.	ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk. The Fund offers two classes of shares designated as Class R-1 and Class Institutional. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing distribution charges. Class R-1 commenced operations on August 4, 2008, and Institutional Class commenced operations on March 20, 2017.

The Fund offers Class R-1 and Institutional Class. Class R-1 shares and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2017

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of trustees of the open-end investment companies.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor, the applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2017

relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$81,947,823	$—	$—	$81,947,823
Exchange-Traded Funds	8,898,660	—	—	8,898,660
Short Term Investments	2,112,317	—	—	2,112,317
Total	$92,958,800	$—	$—	$92,958,800

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Levels during the period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds (“ETFs”) – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2017

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 - 2016, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not read ily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $221,198,201 and $220,909,667, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust and the Advisor, with respect to the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended October 31, 2017, the Fund incurred $417,734 of advisory fees.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of the Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans for Class R-1 and Institutional Class (the “Plans”),

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2017

as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Fund may pay up to 0.25% and 0.00% of its average daily net assets for Class R-1 shares and Institutional Class shares, respectively. For the six months ended October 31, 2017, pursuant to the Plans, Class R-1 shares paid $104,433 and Institutional Class paid $0.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2017 and April 30, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2017	April 30, 2016
Ordinary Income	$—	$—
Long-Term Capital Gain	2,792,546	523,383
Return of Capital	—	—
	$2,792,546	$523,383

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2017

As of April 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$5,215,606	$499,585	$—	$—	$—	$5,267,132	$10,982,323

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for C-Corporation return of capital distributions and real estate investment trusts.

Permanent book and tax differences, primarily attributable to tax adjustments for C-Corporation return of capital distributions, grantor trusts and real estate investment trusts, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$(39,156)	$39,156

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

KCM Macro Trends Fund

EXPENSE EXAMPLES

October 31, 2017 (Unaudited)

As a shareholder of the KCM Macro Trends Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expense Paid
	Account Value	Account Value	Expense	During Period*
	5/1/17	10/31/17	Ratio	5/1/17-10/31/17
Actual
Class R-1	$1,000.00	$ 1,107.80	1.56%	$ 8.29
Institutional Class	$1,000.00	$ 1,107.80	1.37%	$ 7.28
Hypothetical
(5% return before expenses)
Class R-1	$1,000.00	$ 1,017.34	1.56%	$ 7.93
Institutional Class	$1,000.00	$ 1,018.30	1.37%	$ 6.97

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended October 31, 2017 (184) divided by the number of days in the fiscal year (365).

KCM Macro Trends Fund

SUPPLEMENTAL INFORMATION (Unaudited)

KCM Macro Trends Fund * – Adviser: Kerns Capital Management, Inc.

In connection with the regular meeting held on March 1-2, 2017 of the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Kerns Capital Management, Inc. (“Kerns Capital”) and the Trust, with respect to the KCM Macro Trends Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Kerns Capital, founded in 1994, managed approximately $167 million in assets for a wide range of client types through separately managed accounts and a mutual fund. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund, taking into consideration their education and their financial industry experience. The Trustees observed that Kerns Capital’s investment process consisted of research and analysis of specific countries, regions, industries, and companies of all capitalizations examining for trends, market biases, and future expectations in order to build and manage the portfolio. The Trustees acknowledged that Kerns Capital demonstrated a focus on risk management by attempting to mitigate risks by trading in highly liquid diverse securities, limiting leverage to periods when the market trend is strong, removing leverage when momentum weakens, utilizing stop-loss orders to protect gains, adding a temporary hedge strategy to protect the investment during market corrections, and shifting up to 100% of the portfolio to cash when a defensive strategy is preferred. The Trustees considered Kerns Capital’s methods of monitoring compliance and evaluating broker-dealers, as well as Kerns Capital’s compliance and litigation history. The Trustees noted that the adviser had consistently used technical and fundamental research with active risk management focused on capital preservation to bring value to the Fund. The Board concluded that the adviser should continue to provide a high level of quality service to the Fund and its shareholders.

Performance. The Trustees reviewed the performance of the Fund over the 1-year, 3-year, 5-year, and since inception periods, noting that the Fund performed in the top 12th percentile and the top 14th percentile of its Morningstar category over the 1-year and 3-year periods, respectively, and ranked as the best performing fund in the category over the 5-year and since inception periods. The Trustees also observed that the Fund

KCM Macro Trends Fund

SUPPLEMENTAL INFORMATION (Unaudited)

significantly outperformed the peer group median over the 1-year and 3-year periods, and outperformed every fund in the peer group over the 5-year and since inception periods. The Trustees noted that the Fund experienced a higher than average standard deviation over all periods as a result of the Fund’s use of leverage. The Trustees concluded that Kerns Capital was successfully pursuing the Fund’s objective and performance was acceptable.

Fees and Expenses. The Trustees noted that the 1.00% management fee and 1.56% net expense ratio for the Fund were lower than the median fee and net expense ratio charged by funds in its peer group, and lower than the Morningstar category averages. They considered that Kerns Capital received 12b-1 fees for reimbursement of distribution expenses, and soft dollar credits used to pay for proprietary research created and developed by various third-party research providers. The Trustees concluded that the advisory fee was reasonable.

Economies of Scale. The Trustees considered whether economies of scale had been realized with respect to the management of the Fund. The Trustees concluded that based on the current asset level of the Fund, it did not appear that economies of scale had been achieved to an extent necessary to warrant breakpoints. They further noted that Kerns Capital had indicated that it was not inclined to further reduce fees because its fees represent a value to shareholders as the fees are lower than the averages of its peers. After discussion, it was the consensus of the Trustees that while material economies of scale had not been reached at this time, the issue would be revisited as the size of the Fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by Kerns Capital and noted that Kerns Capital is reasonably profitable, in terms of both dollar amount and percentage of revenue, before consideration of distribution expenses. After further discussion, the Trustees concluded that Kerns Capital was not earning excessive profits from its relationship with the Fund.

Conclusion. Having requested and received such information from Kerns Capital Management, Inc. as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the KCM Macro Trends Fund and its shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR
Kerns Capital Management, Inc.
9821 Katy Freeway, Suite 400
Houston, TX 77024

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/10/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/10/18

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 1/10/18